Right-of-Use Assets and Lease Liabilities - Schedule of Operating Leases (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Operating lease right-of-use assets
Operating lease right-of-use assets	$ 24,684,122	$ 3,144,514	$ 6,476,145
Current operating lease obligation
Total current operating lease obligation	9,606,702	1,223,799	2,836,343
Non-current operating lease obligation
Total non-current operating lease obligation	15,077,420	1,920,715	3,639,802
Total operating lease obligation	$ 24,684,122	$ 3,144,514	$ 6,476,145
Weighted average discount rate	3.20%	3.20%	4.56%
Weighted average remaining lease term (years)	2 years 6 months 10 days	2 years 6 months 10 days	2 years 5 months 23 days
Office Premises [Member]
Operating lease right-of-use assets
Operating lease right-of-use assets	$ 23,553,935	$ 3,000,539	$ 5,166,836
Current operating lease obligation
Total current operating lease obligation	9,238,458	1,176,889	2,473,161
Non-current operating lease obligation
Total non-current operating lease obligation	14,315,477	1,823,651	2,693,675
Printing Machines [Member]
Operating lease right-of-use assets
Operating lease right-of-use assets	1,130,187	143,975	1,309,309
Current operating lease obligation
Total current operating lease obligation	368,244	46,910	363,182
Non-current operating lease obligation
Total non-current operating lease obligation	$ 761,943	$ 97,064	$ 946,127